GOODWILL - Impairment Testing (Details) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 segment	Dec. 31, 2018 CNY (¥) segment
GOODWILL
Number of operating segments | segment		1	1
Impairment loss			¥ 505,000
Gold Master
GOODWILL
Impairment loss	¥ 505,000